CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, allowance for doubtful accounts	$ 227	$ 391	$ 378
Less: acccumulated depreciation and amortization	1,665	1,668	1,564
Finite-lived intangible assets, accumulated amortization	$ 4,135	$ 3,897	$ 2,771
Preferred stock, par value (dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock, par value (dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, issued (in shares)	4,035,000	4,033,000	3,896,000
Common stock, shares, outstanding (in shares)	2,751,000	2,750,000	2,807,000
Treasury stock (in shares)	1,284,000	1,283,000	1,089,000